Note 8 - Deferred Revenue	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Deferred Revenue Disclosure [Text Block]
8	Deferred revenue

In
February
2013,
the Company entered into an equity participation and funding agreement (the
"2013
Agreement") with Sandstorm whereby Sandstorm provided an upfront deposit (the "Deposit") of
$40
million. The Company will use future payments that it receives from its mineral property interests to purchase and deliver metal credits to Sandstorm, in amounts that are indexed to the Company’s share of gold, silver and copper production from the current Entrée/Oyu Tolgoi JV Property. Upon the delivery of metal credits, Sandstorm will also make the cash payment outlined below. In addition, the
2013
Agreement provided for a partial refund of the Deposit and a pro rata reduction in the number of metal credits deliverable to Sandstorm in the event of a partial expropriation of Entrée’s economic interest, contractually or otherwise, in the current Entrée/Oyu Tolgoi JV Property.

On
February
23,
2016,
the Company and Sandstorm entered into an Agreement to Amend, whereby the Company refunded
17%
of the Deposit
($6.8
million) (the "Refund") in cash and shares thereby reducing the Deposit to
$33.2
million for a
17%
reduction in the metal credits that the Company is required to deliver to Sandstorm. At closing on
March
1,
2016,
the parties entered into an Amended and Restated Equity Participation and Funding Agreement (the "Amended Sandstorm Agreement"). Under the terms of the Amended Sandstorm Agreement, the Company will purchase and deliver gold, silver and copper credits equivalent to:

•	28.1% of Entrée’s share of gold and silver, and 2.1% of Entrée’s share of copper, produced from the Shivee Tolgoi mining licence (excluding Shivee West); and
•	21.3% of Entrée’s share of gold and silver, and 2.1% of Entrée’s share of copper, produced from the Javhlant mining licence.

Upon the delivery of metal credits, Sandstorm will make a cash payment to the Company equal to the lesser of the prevailing market price and
$220
per ounce of gold,
$5
per ounce of silver and
$0.50
per pound of copper (subject to inflation adjustments). After approximately
8.6
million ounces of gold,
40.3
million ounces of silver and
9.1
billion pounds of copper have been produced from the entire current Entrée/Oyu Tolgoi JV Property the cash payment will be increased to the lesser of the prevailing market price and
$500
per ounce of gold,
$10
per ounce of silver and
$1.10
per pound of copper (subject to inflation adjustments). To the extent that the prevailing market price is greater than the amount of the cash payment, the difference between the two
will be credited against the Deposit (the net amount of the Deposit being the "Unearned Balance").

This arrangement does not require the delivery of actual metal, and the Company may
use revenue from any of its assets to purchase the requisite amount of metal credits.

Under the Amended Sandstorm Agreement, Sandstorm has a right of first
refusal, subject to certain exceptions, on future production-based funding agreements. The Amended Sandstorm Agreement also contains other customary terms and conditions, including representations, warranties, covenants and events of default. The initial term of the Amended Sandstorm Agreement is
50
years, subject to successive
10
-year extensions at the discretion of Sandstorm.

In addition, the Amended Sandstorm Agreement provides that the Company will not be required to make any further refund of the Deposit if Entrée’s economic interest is reduced by up to and including
17%.
If there is a reduction of greater than
17%
up to and including
34%,
the Amended Sandstorm Agreement provides the Company with the ability to refund a corresponding portion of the Deposit in cash or common shares of the Company or any combination of the two
at the Company’s election, in which case there would be a further corresponding reduction in deliverable metal credits. If the Company elects to refund Sandstorm with common shares of the Company, the value of each common share shall be equal to the volume weighted average price for the five
(5)
trading days immediately preceding the
90
th
day after the reduction in Entrée’s economic interest. In no case will Sandstorm become a "control person" under the Amended Sandstorm Agreement. In the event an issuance of shares would cause Sandstorm to become a "control person", the maximum number of shares will be issued, and with respect to the value of the remaining shares,
50%
will not be refunded (and there will not be a corresponding reduction in deliverable metal credits) and the remaining
50%
will be refunded by the issuance of shares in tranches over time, such that the number of shares that Sandstorm holds does not reach or exceed
20%.
All shares will be priced in the context of the market at the time they are issued.

In the event of a full expropriation, the remainder of the Unearned Balance after the foregoing refunds must be returned in cash.

For accounting purposes, the Deposit is accounted for as deferred revenue on the balance sheet and the original Deposit was recorded at the historical amount of
C$40.0
million. As a result of the Amended Sandstorm Agreement, the deferred revenue amount was adjusted to reflect the
$6.8
million Refund which was recorded at the foreign exchange amount at the date of the Refund resulting in a net balance of
C$30.9
million. This amount is subject to foreign currency fluctuations upon conversion to U.S. dollars at each reporting period.

The
$6.8
million Refund was paid with
$5.5
million in cash and the issuance of
$1.3
million of common shares of the Company. On
March
1,
2016,
the Company issued
5,128,604
common shares to Sandstorm at a price of
C$0.3496
per common share pursuant to the Agreement to Amend.